Share capital (Details Narrative) - USD ($)	Apr. 24, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of shares issued		14,130,413	13,413,140
Issued capital		$ 13,832	$ 13,616
Purchase price per share		$ 0.11	$ 0.02
Number of shares issued as private placements		950,000
Number of shares issued as employee equity incentive plan		1,201,821
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Issued capital	$ 300,000	$ 300,000
Ordinary shares authorized	1,000,000,000	3,000,000,000
Purchase price per share	$ 0.0003	$ 0.0001
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		42,391,240	40,239,419
Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			315,000
Number of shares issued as private placements			27,241,380
Number of shares issued as settlement of reverse stock split			105,000
Number of shares issued as private placements			9,080,460